Cover - shares	12 Months Ended
	Jun. 30, 2026	Oct. 26, 2026
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Jun. 30, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
Trading Symbol	BUUU
Security Exchange Name	NASDAQ
Title of 12(b) Security	Class A Ordinary Shares, of no par value
Entity Registrant Name	BUUU Group Limited
Entity Central Index Key	0002047273
Entity File Number	001-42803
Entity Incorporation, State or Country Code	D8
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, Address Line One	Flat B, 16/F, Ford Glory Plaza
Entity Address, Address Line Two	37 Wing Hong Street
Entity Address, City or Town	Cheung Sha Wan
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
Class A Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding		14,878,000
Class B Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding		5,000,000
Business Contact
Document Information [Line Items]
Contact Personnel Name	Wai Kwong
Contact Personnel Email Address	ir@buuugroup.com
Entity Address, Address Line One	Flat B, 16/F, Ford Glory Plaza
Entity Address, Address Line Two	37 Wing Hong Street
Entity Address, City or Town	Cheung Sha Wan
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	+852
Local Phone Number	3705 5244